Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summaryof Significant Accounting Policies Details [Line Items]
Federal deposit insurance (in Dollars)	$ 250,000		$ 250,000
Cash held in the trust account (in Dollars)	$ 185,500,000		$ 183,300,000	$ 350,000,000
Shares subject to possible redemption	17,264,702		17,264,702	34,500,000
Proceeds from Sale of Restricted Investments			$ 180,870,897
Accounts receivable, allowance for credit loss			0
Other Asset Impairment Charges			0	$ 748,304
One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Revenues	$ 1,392,042	$ 1,771,317	6,008,988	7,921,152
Minimum operating reserve			250,000
Amortization			29,296	29,296
Property, plant and equipment, income on lease			$ 5,489,857	986,992
Electric Generation Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			20 years
Land Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			15 years
Electrical Infrastructure [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			5 years
Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			5 years
Vehicles [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			5 years
Office Equipment [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			5 years
Software Development [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			3 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Number of concentration risk customer.	two		three
Nonrecourse [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Secured long-term debt, noncurrent			$ 14,474,696	14,685,942
Maximum [Member] | Building and Building Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			30 years
Maximum [Member] | Condition One [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Common stock held by non affiliates				250,000,000
Revenues				100,000,000
Maximum [Member] | Condition Two [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Common stock held by non affiliates				$ 700,000,000
Minimum [Member] | Building and Building Improvements [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Property, plant and equipment, useful life			20 years
Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Conentration risk, percentage	10.00%		10.00%
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.49		$ 10.49
Proceeds from Sale of Restricted Investments	$ 180,900,000		$ 180,900,000
Temporary Equity Stock Shares Subject To Redemption Shares	17,235,298
Second Extension Meeting [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.85
Proceeds from Sale of Restricted Investments	$ 18,900,000
Temporary Equity Stock Shares Subject To Redemption Shares	1,744,889
Common Class A [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Purchase an aggregate of shares	15,558,333		15,558,333
Temporary Equity, Redemption Price Per Share	$ 10.74		$ 10.61	$ 10.14
Proceeds from Sale of Restricted Investments			$ 180,900,000
Temporary Equity Stock Shares Subject To Redemption Shares	17,235,298		17,235,298	17,235,298
Common Class A [Member] | Second Extension Meeting [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Temporary Equity Stock Shares Subject To Redemption Shares	1,744,889		1,744,889